EQUITY - Share capital (Details) ₺ / shares in Units, ₺ in Thousands						12 Months Ended
	Dec. 17, 2025 ₺ / shares shares	Nov. 17, 2025 TRY (₺) ₺ / shares shares	Nov. 11, 2025 shares	Mar. 04, 2025 Vote shares	Jan. 29, 2025 Vote	Dec. 31, 2025 TRY (₺) ₺ / shares	Nov. 16, 2025 TRY (₺) ₺ / shares shares	Dec. 31, 2024 TRY (₺) ₺ / shares shares	Dec. 31, 2023 ₺ / shares shares
Share capital
Number of shares issued (authorised and paid-in) | shares		361,840,584					325,998,290	325,998,290	325,998,290
Nominal value per share | ₺ / shares		₺ 0.2				₺ 0.2	₺ 0.2	₺ 0.2	₺ 0.2
Historic paid in capital		₺ 72,368					₺ 65,200	₺ 65,200
Number of votes per share | Vote				1	1
Number of shares issued and outstanding | shares				321,382,906
Issued capital						₺ 949,542		₺ 942,373
Shares held by shareholders (in percent)						100.00%		100.00%
Capital increase		₺ 4,171,960				₺ 4,171,960
Selling Shareholders | Kaspi
Share capital
Percentage of share capital sold					65.00%
Kaspi
Share capital
Number of additional shares subscribed, not exercised by other shareholders | shares		6,001,288
Number of shares purchased | shares	12,264,387	35,842,294
Price per purchased share | ₺ / shares	₺ 2.95
Issued capital						₺ 712,084
Shares held by shareholders (in percent)	72.00%		69.00%			75.00%
Voting rights held (in percent)	73.00%		70.00%			76.00%
Kaspi | TurkCommerce B.V.
Share capital
Number of shares purchased | shares			10,000,000
Public shares
Share capital
Issued capital						₺ 139,047		₺ 188,622
Shares held by shareholders (in percent)						15.00%		20.00%
TurkCommerce B.V.
Share capital
Issued capital						₺ 86,299		₺ 123,931
Shares held by shareholders (in percent)						9.00%		13.00%
Hanzade Vasfiye Dogan Boyner
Share capital
Issued capital								₺ 201,958
Shares held by shareholders (in percent)								21.00%
Vuslat Dogan Sabanci
Share capital
Issued capital								₺ 140,314
Shares held by shareholders (in percent)								15.00%
Yasar Begumhan Dogan Faralyali
Share capital
Issued capital								₺ 140,314
Shares held by shareholders (in percent)								15.00%
Arzuhan Dogan Yalcindag
Share capital
Issued capital								₺ 127,976
Shares held by shareholders (in percent)								14.00%
Isil Dogan
Share capital
Issued capital								₺ 5,876
Shares held by shareholders (in percent)								1.00%
Outstanding share capital
Share capital
Issued capital						₺ 937,430		₺ 928,991
Shares held by shareholders (in percent)						99.00%		98.00%
Other
Share capital
Issued capital						₺ 12,112		₺ 13,382
Shares held by shareholders (in percent)						1.00%		1.00%
Class A ordinary shares
Share capital
Number of shares issued (authorised and paid-in) | shares								40,000,000
Class B ordinary shares
Share capital
Number of shares issued (authorised and paid-in) | shares								285,998,290
Share capital
Share capital
Capital increase		₺ 7,169				₺ 7,169
Share premium
Share capital
Capital increase		₺ 4,164,791				₺ 4,164,791